Third-party guarantees and commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2019
Third-party Guarantees [Abstract]
Bank Bond and Surety Insurance deposited as guarantee	$ 32,412	$ 32,428
Issuance of guarantees previously issued by Abengoa	60,000	112,000
Contractual Obligations [Abstract]
Corporate debt	684,073	643,083
Loans with credit institutions (project debt)	4,314,307	4,628,289
Notes and bonds (project debt)	776,807	846,919
Purchase commitments	3,082,495	3,149,813
Accrued interest estimate during the useful life of loans	2,743,132	3,129,321
Abengoa [Member] | Mexico [Member]
Legal Proceedings [Abstract]
Estimated maximum potential exposure	35,000
Amount held in escrow	2,500
Abengoa [Member] | Subsequent Events [Member]
Legal Proceedings [Abstract]
Amount withdrawn from escrow			$ 2,500
2018 and 2019 [Member]
Contractual Obligations [Abstract]
Corporate debt	268,905	68,907
Loans with credit institutions (project debt)	233,214	215,117
Notes and bonds (project debt)	31,241	31,174
Purchase commitments	131,417	141,867
Accrued interest estimate during the useful life of loans	314,984	340,481
2019/2020 and 2020/2021 [Member]
Contractual Obligations [Abstract]
Corporate debt	107,560	253,393
Loans with credit institutions (project debt)	476,191	457,853
Notes and bonds (project debt)	49,445	53,620
Purchase commitments	264,461	230,014
Accrued interest estimate during the useful life of loans	565,040	630,108
2021/2022 and 2022/2023 [Member]
Contractual Obligations [Abstract]
Corporate debt	205,258	107,316
Loans with credit institutions (project debt)	571,374	539,466
Notes and bonds (project debt)	54,879	54,395
Purchase commitments	259,775	259,845
Accrued interest estimate during the useful life of loans	492,932	559,856
Subsequent [Member]
Contractual Obligations [Abstract]
Corporate debt	102,350	213,467
Loans with credit institutions (project debt)	3,033,528	3,415,853
Notes and bonds (project debt)	641,242	707,730
Purchase commitments	2,426,842	2,518,087
Accrued interest estimate during the useful life of loans	1,370,176	$ 1,598,876
Pemex [Member]
Legal Proceedings [Abstract]
Estimated claims	20,000
Arb Inc. [Member]
Legal Proceedings [Abstract]
Estimated claims	33,000
Amount of settlement payments	6,600
Group of Insurance Companies [Member] | Top of Range [Member]
Legal Proceedings [Abstract]
Estimated claims	200,000
Solana [Member]
Legal Proceedings [Abstract]
Estimated claims	$ 20,000